Prospectus Supplement                                               223545 3/05
dated March 21, 2005 to:
-------------------------------------------------------------------------------

THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


-------------------------------------------------------------------------------
Portfolio leader    Since   Employer        Positions Over    Dollar Range of
                                            Past Five Years   Fund Shares Owned
-------------------------------------------------------------------------------
Jeanne L. Mockard   2000    Putnam          Senior Portfolio  $10,000 - 50,000
                            Management      Manager
                            1985 - Present
-------------------------------------------------------------------------------
Portfolio members   Since   Employer        Experience        Dollar Range of
                                                              Fund Shares Owned
-------------------------------------------------------------------------------
Michael J. Abata    2005    Putnam          Portfolio         N/A*
                            Management      Manager
                            1997 - Present  Previously,
                                            Quantitative
                                            Analyst
-------------------------------------------------------------------------------
Kevin M. Cronin     2003    Putnam          Head of           $50,001 - 100,000
                            Management      Investments and
                            1997 - Present  Chief Investment
                                            Officer, Core
                                            Fixed Income,
                                            Fixed Income
                                            Money Market and
                                            Tax Exempt Fixed
                                            Income teams.
-------------------------------------------------------------------------------
Jeffrey L. Knight   2001    Putnam          Chief Investment                 $0
                            Management      Officer, Global
                            1993 - Present  Asset Allocation
-------------------------------------------------------------------------------
Raman Srivasta      2004    Putnam          Portfolio                        $0
                            Management      Manager
                            1999 - Present  Previously,
                                            Portfolio
                                            Construction
                                            Specialist;
                                            Quantitative
                                            Analyst
-------------------------------------------------------------------------------
                                            Named Investment      Over $100,000
                                            Professionals
                                            Total
-------------------------------------------------------------------------------

* Joined the fund's management team after September 30, 2004.